Basis of Presentation and General Information - Vessels in Operation (Table) (Details)	12 Months Ended
Dec. 31, 2017
Star Poseidon
Vessel
DWT	209,475
Date Delivered to Star Bulk	February 26, 2016
Year Built	2016
Goliath
Vessel
DWT	209,537
Date Delivered to Star Bulk	July 15, 2015
Year Built	2015
Gargantua
Vessel
DWT	209,529
Date Delivered to Star Bulk	April 2, 2015
Year Built	2015
Maharaj
Vessel
DWT	209,472
Date Delivered to Star Bulk	July 15, 2015
Year Built	2015
Star Ariadne (1)
Vessel
DWT	207,812
Date Delivered to Star Bulk	March 28, 2017
Year Built	2017
Star Virgo (1)
Vessel
DWT	207,810
Date Delivered to Star Bulk	March 1, 2017
Year Built	2017
Star Libra (1)
Vessel
DWT	207,765
Date Delivered to Star Bulk	June 6, 2016
Year Built	2016
Star Marisa (1)
Vessel
DWT	207,709
Date Delivered to Star Bulk	March 11, 2016
Year Built	2016
Leviathan
Vessel
DWT	182,511
Date Delivered to Star Bulk	September 19, 2014
Year Built	2014
Peloreus
Vessel
DWT	182,496
Date Delivered to Star Bulk	July 22, 2014
Year Built	2014
Star Pauline
Vessel
DWT	180,274
Date Delivered to Star Bulk	December 29, 2014
Year Built	2008
Star Martha
Vessel
DWT	180,274
Date Delivered to Star Bulk	October 31, 2014
Year Built	2010
Pantagruel
Vessel
DWT	180,181
Date Delivered to Star Bulk	July 11, 2014
Year Built	2004
Star Borealis
Vessel
DWT	179,678
Date Delivered to Star Bulk	September 9, 2011
Year Built	2011
Star Polaris
Vessel
DWT	179,600
Date Delivered to Star Bulk	November 14, 2011
Year Built	2011
Star Angie
Vessel
DWT	177,931
Date Delivered to Star Bulk	October 29, 2014
Year Built	2007
Big Fish
Vessel
DWT	177,662
Date Delivered to Star Bulk	July 11, 2014
Year Built	2004
Kymopolia
Vessel
DWT	176,990
Date Delivered to Star Bulk	July 11, 2014
Year Built	2006
Star Triumph
Vessel
DWT	176,343
Date Delivered to Star Bulk	December 8, 2017
Year Built	2004
Big Bang
Vessel
DWT	174,109
Date Delivered to Star Bulk	July 11, 2014
Year Built	2007
Star Aurora
Vessel
DWT	171,199
Date Delivered to Star Bulk	September 8, 2010
Year Built	2000
Amami
Vessel
DWT	98,681
Date Delivered to Star Bulk	July 11, 2014
Year Built	2011
Madredeus
Vessel
DWT	98,681
Date Delivered to Star Bulk	July 11, 2014
Year Built	2011
Star Sirius
Vessel
DWT	98,681
Date Delivered to Star Bulk	March 7, 2014
Year Built	2011
Star Vega
Vessel
DWT	98,681
Date Delivered to Star Bulk	February 13, 2014
Year Built	2011
Star Angelina
Vessel
DWT	82,981
Date Delivered to Star Bulk	December 5, 2014
Year Built	2006
Star Gwyneth
Vessel
DWT	82,790
Date Delivered to Star Bulk	December 5, 2014
Year Built	2006
Star Kamila
Vessel
DWT	82,769
Date Delivered to Star Bulk	September 3, 2014
Year Built	2005
Pendulum
Vessel
DWT	82,619
Date Delivered to Star Bulk	July 11, 2014
Year Built	2006
Star Maria
Vessel
DWT	82,598
Date Delivered to Star Bulk	November 5, 2014
Year Built	2007
Star Markella
Vessel
DWT	82,594
Date Delivered to Star Bulk	September 29, 2014
Year Built	2007
Star Danai
Vessel
DWT	82,574
Date Delivered to Star Bulk	October 21, 2014
Year Built	2006
Star Georgia
Vessel
DWT	82,298
Date Delivered to Star Bulk	October 14, 2014
Year Built	2006
Star Sophia
Vessel
DWT	82,269
Date Delivered to Star Bulk	October 31, 2014
Year Built	2007
Star Mariella
Vessel
DWT	82,266
Date Delivered to Star Bulk	September 19, 2014
Year Built	2006
Star Moira
Vessel
DWT	82,257
Date Delivered to Star Bulk	November 19, 2014
Year Built	2006
Star Nina
Vessel
DWT	82,224
Date Delivered to Star Bulk	January 5, 2015
Year Built	2006
Star Renee
Vessel
DWT	82,221
Date Delivered to Star Bulk	December 18, 2014
Year Built	2006
Star Nasia
Vessel
DWT	82,220
Date Delivered to Star Bulk	August 29, 2014
Year Built	2006
Star Laura
Vessel
DWT	82,209
Date Delivered to Star Bulk	December 8, 2014
Year Built	2006
Star Jennifer
Vessel
DWT	82,209
Date Delivered to Star Bulk	April 15, 2015
Year Built	2006
Star Helena
Vessel
DWT	82,187
Date Delivered to Star Bulk	December 29, 2014
Year Built	2006
Star Charis
Vessel
DWT	81,711
Date Delivered to Star Bulk	March 22, 2017
Year Built	2013
Star Suzanna
Vessel
DWT	81,711
Date Delivered to Star Bulk	May 15, 2017
Year Built	2013
Mercurial Virgo
Vessel
DWT	81,545
Date Delivered to Star Bulk	July 11, 2014
Year Built	2013
Star Iris
Vessel
DWT	76,466
Date Delivered to Star Bulk	September 8, 2014
Year Built	2004
Star Emily
Vessel
DWT	76,417
Date Delivered to Star Bulk	September 16, 2014
Year Built	2004
Idee Fixe (1)
Vessel
DWT	63,458
Date Delivered to Star Bulk	March 25, 2015
Year Built	2015
Roberta (1)
Vessel
DWT	63,426
Date Delivered to Star Bulk	March 31, 2015
Year Built	2015
Laura (1)
Vessel
DWT	63,399
Date Delivered to Star Bulk	April 7, 2015
Year Built	2015
Kaley (1)
Vessel
DWT	63,283
Date Delivered to Star Bulk	June 26, 2015
Year Built	2015
Kennadi
Vessel
DWT	63,262
Date Delivered to Star Bulk	January 8, 2016
Year Built	2016
Mackenzie
Vessel
DWT	63,226
Date Delivered to Star Bulk	March 2, 2016
Year Built	2016
Star Challenger
Vessel
DWT	61,462
Date Delivered to Star Bulk	December 12, 2013
Year Built	2012
Star Fighter
Vessel
DWT	61,455
Date Delivered to Star Bulk	December 30, 2013
Year Built	2013
Star Lutas
Vessel
DWT	61,347
Date Delivered to Star Bulk	January 6, 2016
Year Built	2016
Honey Badger
Vessel
DWT	61,320
Date Delivered to Star Bulk	February 27, 2015
Year Built	2015
Wolverine
Vessel
DWT	61,292
Date Delivered to Star Bulk	February 27, 2015
Year Built	2015
Star Antares
Vessel
DWT	61,258
Date Delivered to Star Bulk	October 9, 2015
Year Built	2015
Star Aquarius
Vessel
DWT	60,916
Date Delivered to Star Bulk	July 22, 2015
Year Built	2015
Star Pisces
Vessel
DWT	60,916
Date Delivered to Star Bulk	August 7, 2015
Year Built	2015
Diva
Vessel
DWT	56,582
Date Delivered to Star Bulk	July, 24 2017
Year Built	2011
Strange Attractor
Vessel
DWT	55,742
Date Delivered to Star Bulk	July 11, 2014
Year Built	2006
Star Omicron
Vessel
DWT	53,489
Date Delivered to Star Bulk	April 17, 2008
Year Built	2005
Star Gamma
Vessel
DWT	53,098
Date Delivered to Star Bulk	January 4, 2008
Year Built	2002
Star Zeta
Vessel
DWT	52,994
Date Delivered to Star Bulk	January 2, 2008
Year Built	2003
Star Delta
Vessel
DWT	52,434
Date Delivered to Star Bulk	January 2, 2008
Year Built	2000
Star Theta
Vessel
DWT	52,425
Date Delivered to Star Bulk	December 6, 2007
Year Built	2003
Star Epsilon
Vessel
DWT	52,402
Date Delivered to Star Bulk	December 3, 2007
Year Built	2001
Star Cosmo
Vessel
DWT	52,247
Date Delivered to Star Bulk	July 1, 2008
Year Built	2005
Star Kappa
Vessel
DWT	52,055
Date Delivered to Star Bulk	December 14, 2007
Year Built	2001
Vessels in operation
Vessel
DWT	7,585,704